Marketable securities and investment in associate (Disclosure of Investment In Associate) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Marketable Securities [Abstract]
Opening balance	$ 0	$ 0
Transition from marketable security to equity method	0	855,000
Shares for debt transaction	0	2,064,000
Equity pick-up	0	(102,756)
Disposition	0	(2,816,244)
Closing balance	$ 0	$ 0